INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Deferred tax assets, current:
eCoupon program virtual cash liability		35,522,328	26,151,217
Accrued expenses		7,076,715	12,213,168
Total gross deferred tax assets, current		42,599,043	38,364,385
Less: valuation allowance		(42,294,669)	(31,760,316)
Net deferred tax assets, current		304,374	6,604,069
Deferred tax assets, non-current:
Operating loss carryforwards		19,664,857	2,655,432
Property and equipment			312,948
Property and equipment		(124,775)
Impairment of long-term investments		6,083,848
Advertising and promotional fees		48,948,486	68,609,102
Total gross deferred tax assets, non-current		74,572,416	71,577,482
Less: valuation allowance		(74,056,796)	(60,437,216)
Net deferred tax assets, non-current		515,620	11,140,266
Deferred tax liabilities, non-current:
Acquired intangible assets in business combination		21,148,963	1,976,463
Software capitalization		37,919	57,236
Total deferred tax liabilities, non-current	$ 3,414,706	21,186,882	2,033,699